Inventories, Net - Schedule of Inventory Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 1,352,998	$ 900,142
Additions	638,145	494,204
Exchange rate difference	30,373	(41,348)
Balance at the end of the year	$ 2,021,516	$ 1,352,998